LEASES - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Operating Leases
2024	$ 17,962
2025	16,430
2026	16,477
2027	15,521
2028	13,634
Thereafter	66,758
Total lease payments	146,782
Less imputed interest	(30,126)
Total	$ 116,656